UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Item 1: Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of May 31, 2010

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
United States Treasury Bill	0.125%	6/3/10	1,766,022	1,766,010
United States Treasury Bill	0.150%–0.165%	6/10/10	1,430,000	1,429,944
United States Treasury Bill	0.160%–0.165%	6/17/10	1,670,000	1,669,879
United States Treasury Bill	0.155%–0.170%	6/24/10	750,000	749,920
United States Treasury Bill	0.200%	7/1/10	670,000	669,888
United States Treasury Bill	0.140%–0.180%	7/8/10	1,790,000	1,789,684
United States Treasury Bill	0.130%–0.150%	7/15/10	1,286,000	1,285,788
United States Treasury Bill	0.145%	7/22/10	900,000	899,815
United States Treasury Bill	0.135%–0.150%	7/29/10	1,380,000	1,379,676
United States Treasury Bill	0.165%	8/5/10	1,280,000	1,279,619
United States Treasury Bill	0.155%	8/12/10	1,623,000	1,622,497
United States Treasury Bill	0.160%–0.185%	8/19/10	1,566,000	1,565,439
United States Treasury Bill	0.165%	8/26/10	1,750,000	1,749,310
United States Treasury Bill	0.240%	9/16/10	650,000	649,536
United States Treasury Bill	0.240%	9/23/10	779,000	778,408
United States Treasury Bill	0.240%	9/30/10	390,000	389,686
Total Investments (100.0%) (Cost $19,675,099)				19,675,099
Other Assets and Liabilities-Net (0.0%)				2,203
Net Assets (100%)				19,677,302

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Admiral Treasury Money Market Fund

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	July 23, 2010

VANGUARD ADMIRAL FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:	July 23, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683, Incorporated by Reference.